Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income [Abstract]
Government grant		$ 367,260	$ 469,569
Interest income on bank deposits	71,693	81,517	85,482
Others	50,446	12,787
Other income	$ 122,139	$ 461,564	$ 555,051